Commitments and Contingencies (Details Narrative) $ in Thousands			12 Months Ended
	Oct. 09, 2024 shares	Sep. 07, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2026 USD ($) ft²	Dec. 31, 2025 USD ($)	Mar. 07, 2024 USD ($)
Litigation Settlement, Fee Expense		$ 2,000
[custom:BusinessCombinationCommonStockOnMarketValueStand]		65,000
[custom:InterestAndRepaymentOnStrandsCosts]		7,000
[custom:StrandsCosts]		$ 9,600
Ltigation liability				$ 9,600	$ 9,600
Operating lease right of use asset			$ 263	64	142	$ 400
Operating lease liability					115
Short-term lease liability			$ 119	$ 45	$ 115	$ 200
Lease Agreement [Member]
Area of land | ft²				2,100
Operating lease right of use asset				$ 100
Operating lease liability				100
Short-term lease liability				100
Future minimum lease payments remaining				$ 100
Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares	1	2	4